Consolidated Statements of Income by Function - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Income by Function
Net sales	$ 2,618,437,052	$ 2,656,878,395	$ 2,216,732,593
Cost of sales	(1,601,997,255)	(1,628,701,823)	(1,375,392,773)
Gross Profit	1,016,439,797	1,028,176,572	841,339,820
Other income	1,310,489	2,497,520	1,337,878
Distribution expenses	(227,807,179)	(253,514,676)	(199,952,373)
Administrative expenses	(431,295,515)	(429,517,716)	(348,949,863)
Other expenses	(26,441,583)	(886,331)	(15,211,790)
Other (loss) gains	(15,909,117)	(24,983,899)
Financial income	31,396,167	39,722,410	7,791,869
Financial expenses	(65,288,352)	(59,547,953)	(52,992,456)
Share of profit of investments in associates and joint ventures accounted for using the equity method	2,716,169	1,409,069	3,093,102
Foreign exchange differences	(17,216,130)	(11,607,728)	(5,508,311)
Income by indexation units	(7,398,952)	(58,943,643)	(27,738,888)
Net income before income taxes	260,505,794	232,803,625	203,208,988
Income tax expense	(85,994,307)	(104,344,638)	(46,177,320)
Net income	174,511,487	128,458,987	157,031,668
Net income attributable to
Owners of the parent	171,441,410	125,497,642	154,698,150
Non-controlling interests	3,070,077	2,961,345	2,333,518
Net income	$ 174,511,487	$ 128,458,987	$ 157,031,668
Earnings per Share, basic and diluted in ongoing operations
Earnings per share, basic	$ 181.12	$ 132.58	$ 163.43
Earnings per share, diluted	181.12	132.58	163.43
Series A Share
Earnings per Share, basic and diluted in ongoing operations
Earnings per share, basic	172.49	126.27	155.65
Earnings per share, diluted	172.49	126.27	155.65
Series B Share
Earnings per Share, basic and diluted in ongoing operations
Earnings per share, basic	189.74	138.89	171.21
Earnings per share, diluted	$ 189.74	$ 138.89	$ 171.21